Investment in Joint Operations (Details)	16 Months Ended
Oct. 25, 2016
HVJV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)	50.00%
Newcrest PNG 1 Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)	50.00%
Interest acquired (as a percent)	50.00%